Administrative expenses - Summary of Administrative Expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Administrative Expenses [Abstract]
Professional services		$ (6,439)	$ (7,351)	$ (5,852)
IT and telecom services		(1,762)	(1,085)	(1,262)
Depreciation of right-of-use assets	[1]	(1,201)	(1,026)	(1,273)
Travel expenses		(1,137)	(1,586)	(2,760)
Depreciation of property and equipment		(582)	(654)	(847)
Occupancy expenses		(578)	(977)	(1,339)
Taxes and contributions		(340)	(189)	(358)
Brand amortization		(253)
Materials and supplies		(191)	(153)	(227)
Marketing and events		(338)	(495)	(709)
Software amortization		(164)	(84)	(96)
Other administrative expenses		(1,400)	(1,027)	(979)
Administrative expenses		$ (14,385)	$ (14,627)	$ (15,702)

[1]	Depreciation of right-of-use assets and interest on lease liabilities include amounts of US$ 35 and US$ 5 respectively related to leasing of office spaces from a related party in Santiago.